Restatement (Unaudited) - Consolidated Balance Sheet (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 4,087,000		$ 5,116,000	$ 5,482,000	$ 5,668,000	$ 6,719,000	$ 4,047,000
Accounts receivable, net of provision for credit losses of $385000 and $344000	6,287,000		37,207,000	54,638,000	29,629,000	19,050,000	26,354,000
Prepaid expenses and other current assets	1,112,000		759,000	1,427,000	1,052,000	1,038,000	883,000
Total current assets	11,486,000		43,082,000	61,547,000	36,349,000	26,807,000	31,284,000
Property, equipment and software, net	409,000		599,000	625,000	689,000	665,000	673,000
Goodwill	6,520,000		6,520,000	6,520,000	6,520,000	6,520,000	6,520,000
Intangible assets, net	10,219,000		11,684,000	12,172,000	12,661,000	13,149,000	13,638,000
Deferred tax asset, net	0		6,132,000	5,082,000	5,171,000	5,240,000	5,165,000
Operating lease right-of-use assets	873,000		788,000	675,000	714,000	757,000	799,000
Other long-term assets	47,000		130,000	127,000	47,000	46,000	47,000
Total assets	31,291,000		70,672,000	86,748,000	62,151,000	53,184,000	58,126,000
CURRENT LIABILITIES
Accounts payable	6,452,000		33,926,000	45,021,000	23,358,000	13,787,000	17,695,000
Accrued liabilities	881,000		3,816,000	3,071,000	2,879,000	3,674,000	3,778,000
Liability related to tax receivable agreement, current portion	41,000		41,000	41,000	40,000	41,000	183,000
Current maturities of long-term debt	36,667,000		1,478,000	1,146,000	983,000	819,000	655,000
Deferred revenues	976,000		381,000	1,044,000	951,000	949,000	547,000
Operating lease liabilities, current portion	183,000		126,000	50,000	48,000	70,000	92,000
Income taxes payable	99,000		34,000	113,000	22,000	183,000	174,000
Warrant liability	0			3,540,000			0
Related party payables				1,428,000	1,197,000	1,448,000	1,448,000
Total current liabilities	45,299,000		39,802,000	55,454,000	29,478,000	20,971,000	24,572,000
Total long-term debt, net of current portion	150,000		28,578,000	22,324,000	22,515,000	22,707,000	23,064,000
Economic Injury Disaster Loan				150,000	150,000	150,000
Liability related to tax receivable agreement, net of current portion	0		5,201,000	4,245,000	4,246,000	4,245,000	4,150,000
Operating lease liabilities, net of current portion	832,000		773,000	718,000	742,000	744,000	745,000
Total liabilities	46,281,000		74,354,000	82,891,000	57,131,000	48,817,000	52,531,000
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT
Additional paid-in capital	3,481,000		3,067,000	(371,000)	2,927,000	2,717,000	2,611,000
Accumulated deficit	(6,593,000)		(2,538,000)	205,000	(366,000)	(558,000)	(344,000)
Noncontrolling interest	(11,893,000)		(4,225,000)	4,009,000	2,445,000	2,194,000	3,314,000
Total stockholders’ deficit	(14,990,000)	$ (8,772,000)	(3,682,000)	3,857,000	5,020,000	4,367,000	5,595,000	$ (375,000)
Total liabilities and stockholders’ deficit	31,291,000		70,672,000	86,748,000	62,151,000	53,184,000	58,126,000
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	4,000		3,000	3,000	3,000	3,000	3,000
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	$ 11,000		$ 11,000	11,000	11,000	11,000	11,000
As Previously Reported
CURRENT ASSETS
Cash and cash equivalents				5,482,000	5,668,000	6,719,000
Accounts receivable, net of provision for credit losses of $385000 and $344000				54,638,000	29,629,000	19,050,000
Prepaid expenses and other current assets				1,427,000	1,052,000	1,038,000
Total current assets				61,547,000	36,349,000	26,807,000
Property, equipment and software, net				625,000	689,000	665,000
Goodwill				6,520,000	6,520,000	6,520,000
Intangible assets, net				12,172,000	12,661,000	13,149,000
Deferred tax asset, net				5,082,000	5,171,000	5,240,000
Operating lease right-of-use assets				675,000	714,000	757,000
Other long-term assets				127,000	47,000	46,000
Total assets				86,748,000	62,151,000	53,184,000
CURRENT LIABILITIES
Accounts payable				45,021,000	23,358,000	13,787,000
Accrued liabilities				4,071,000	3,879,000	4,674,000	4,778,000
Liability related to tax receivable agreement, current portion				41,000	40,000	41,000
Current maturities of long-term debt				1,146,000	983,000	819,000
Deferred revenues				1,044,000	951,000	949,000
Operating lease liabilities, current portion				50,000	48,000	70,000
Income taxes payable				113,000	22,000	183,000
Related party payables				1,428,000	1,197,000	1,448,000
Total current liabilities				52,914,000	30,478,000	21,971,000	25,572,000
Total long-term debt, net of current portion				22,324,000	22,515,000	22,707,000
Economic Injury Disaster Loan				150,000	150,000	150,000
Liability related to tax receivable agreement, net of current portion				4,245,000	4,246,000	4,245,000
Operating lease liabilities, net of current portion				718,000	742,000	744,000
Total liabilities				80,351,000	58,131,000	49,817,000	53,531,000
STOCKHOLDERS’ DEFICIT
Additional paid-in capital				8,782,000	8,540,000	8,330,000	8,224,000
Accumulated deficit				(2,399,000)	(4,534,000)	(4,977,000)	(3,643,000)
Total stockholders’ deficit				6,397,000	4,020,000	3,367,000	4,595,000
Total liabilities and stockholders’ deficit				86,748,000	62,151,000	53,184,000
As Previously Reported | Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock				3,000	3,000	3,000	3,000
As Previously Reported | Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock				11,000	11,000	11,000
Revision
CURRENT LIABILITIES
Accrued liabilities				(1,000,000)	(1,000,000)	(1,000,000)
Warrant liability				3,540,000
Total current liabilities				2,540,000	(1,000,000)	(1,000,000)
Total liabilities				2,540,000	(1,000,000)	(1,000,000)
STOCKHOLDERS’ DEFICIT
Additional paid-in capital				(9,153,000)	(5,613,000)	(5,613,000)
Accumulated deficit				2,604,000	4,168,000	4,419,000
Noncontrolling interest				4,009,000	2,445,000	2,194,000
Total stockholders’ deficit				$ (2,540,000)	$ 1,000,000	$ 1,000,000	$ 1,000,000